LEASES - Schedule of Lease Liabilities Mature (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2023	$ 322	$ 500
2024		322
Total lease payments	685	822
Less Imputed Interest	(30)	(41)
Present value of lease liabilities	$ 655	$ 781